PREPAID EXPENSES AND OTHER CURRENT ASSETS - Summary of prepaid expenses and other current assets (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Prepaid VAT and income tax	[1]	¥ 101,994	¥ 100,396
Prepaid other service fees	[2]	67,265	90,916
Receivables from a third party	[3]	119,492	3,671
Amounts due from a third party	[4]	78,000	0
Staff advance		4,128	1,901
Others		4,106	3,215
Total		399,897	250,068
Receivable from third party payment platform [Member]
Receivables from third party payment platform	[5]	24,545	49,965
Receivable from brokers [Member]
Receivables from broker		¥ 367	¥ 4

[1]	Prepaid VAT and income tax mainly consist of VAT input that is expected to offset with VAT output tax or to be transferred out in the future related to 2021 and 2022.
[2]	Prepaid other service fees mainly consist of prepayment of advertising fees and cloud server hosting fees. The prepayments of advertising fees and cloud server hosting fees are generally short-term in nature and are amortized over the related service period.
[3]	Receivables from third parties mainly consist of receivables raised from disposal of assets, rent, technical support services and sales of inventory.
[4]	Amounts due from a third party represents a loan to a third party with an interest rate of 4.35% and was repaid in January 3, 2023.
[5]	Receivables from third party payment platform consist of cash that has been received from course participants but held by the third-party payment platform. The Group subsequently collected the full balance from the third-party payment platform.